Investment in Cauchari-Olaroz Project (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Summary of Loans to Joint Operation
The Company has entered into loan agreements with Minera Exar and Exar Capital to fund the construction of Cauchari-Olaroz. Changes in the loans’ balances are summarized below.

$

Loans to Exar Capital, as at December 31, 2020	34,562

Loans to Exar Capital	60,270

Initial difference between the face value and the fair value of loans to Exar Capital	(29,677)

Accrued interest	5,701

Loans to Exar Capital, as at December 31, 2021	70,856

Remeasurement due to extinguishment of the loans to Exar Capital	54,991

Loans to Exar Capital	79,674

Accrued interest	17,601

Loans to Exar Capital, as at December 31, 2022	223,122

Schedule of Investment in Cauchari-Olaroz Project
Changes in the Investment in Cauchari-Olaroz Project are summarized below:

$

Investment in Cauchari-Olaroz Project, as at December 31, 2020	131,394

Contribution to Investment in Cauchari-Olaroz Project	31,772

Share of income of Cauchari-Olaroz Project	25,731

Elimination of unrealized gain on intercompany transactions	(22,104)

Share of decrease in Minera Exar net assets as a result of the JEMSE Transaction	(10,512)

Investment in Cauchari-Olaroz Project, as at December 31, 2021	156,281

Remeasurement due to extinguishment of the loans to Exar Capital	(34,637)

Contribution to Investment in Cauchari-Olaroz Project	3,138

Share of loss of Cauchari-Olaroz Project	(57,016)

Elimination of unrealized gain on intercompany transactions	(26,259)

Investment in Cauchari-Olaroz Project, as at December 31, 2022	41,507

Schedule of Reconciliation of the Summarized Financial Information For Minera Exar and Exar Capital to Carrying Value
The following provides a reconciliation of the summarized financial information for Minera Exar and Exar Capital to carrying value:

	Minera Exar	Exar Capital

	$	$

Net assets, December 31, 2022	115,209	82,867

Company’s share of net assets	51,614	40,605

Elimination of unrealized gain on intercompany transactions	(59,338)	-

Expenditures incurred by the Company in connection to the investee	8,626	-

Carrying value	902	40,605

Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture
The following are the amounts presented in the financial statements of Minera Exar on a 100% basis as amended to reflect the Company’s accounting policies.

	December 31, 2022	December 31, 2021

	$	$

Current assets

Cash and cash equivalents	3,075	937

Other current assets	11,357	1,087

Total current assets	14,432	2,024

Non-current assets	1,200,485	783,138

Current liabilities	(113,970)	(93,509)

Non-current liabilities - loans from Exar Capital	(949,679)	(438,306)

Non-current liabilities - othe r	(36,059)	(6,271)
Net assets	115,209	247,076

	Years ended December 31,

	2022	2021

	$	$

Other losses	(207,148)	-

Income tax expense	-	(61,978)

Deferred tax recovery	75,280	81,424

Net (loss)/income	(131,868)	19,446

Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture
The following are the amounts presented in the financial statements of Exar Capital on a 100% basis.

	December 31, 2022	December 31, 2021

	$	$

Current assets

Cash and cash equivalents	1,180	4,616
Restricted cash used as collateral under letters of credit	15,668	-

Other current assets	16,589	583

Total current assets	33,437	5,199

Non-current assets - loans advanced to Minera Exar	617,279	438,306

Current liabilities - loans from Lithium Americas and Ganfeng	(563,652)	(353,924)

Other current liabilities	(4,197)	(479)

Other non-current liabilitie s	-	(10,441)
Net assets	82,867	78,661
Loans from Lithium Americas and Ganfeng are presented as current liabilities in the financial statements of

Exar Capital. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Americas and Ganfeng.

	Years ended December 31,

	2022	2021

	$	$

Interest income on loans from Exar Capital	58,614	40,403

Interest expense	(47,057)	-

Withholding tax expense	(7,034)	(5,157)

General and administrative expenses	(319)	(514)

Net income	4,204	34,732